14. Investment properties (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment property [abstract]
Lease revenue	R$ 368	R$ 31
Operating expenses from investment properties that generate revenue	(78)	(4)
Operating expenses from investment properties that do not generate revenue	(165)	(12)
Net result generated by investment properties	R$ 125	R$ 15